Leases Leases (Tables)	12 Months Ended
Dec. 31, 2014
Operating Leased Assets [Line Items]
Leases And Royalty Future Minimum Payments [Table Text Block]
Future minimum lease and royalty payments as of December 31, 2014 are as follows:

	Capital Leases	Operating Leases	Coal Lease and Royalty Obligations
Year Ending December 31,
	(Dollars in millions)
2015	$9.5	$207.2	$284.6
2016	6.9	196.0	253.3
2017	1.4	178.9	22.3
2018	0.5	104.3	20.5
2019	0.5	51.3	18.2
2020 and thereafter	10.6	64.3	29.0
Total minimum lease payments	29.4	$802.0	$627.9
Less interest	7.2
Present value of minimum capital lease payments	$22.2